Organization and Nature of the Business (Details)		1 Months Ended		3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 10, 2021 USD ($)	Jun. 18, 2021 USD ($) $ / shares shares	May 31, 2018	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021	Jun. 30, 2023 MW
Organization and Nature of the Business (Details) [Line Items]
Renewable energy assets, power generation capacity (in Megawatts) | MW								50
First-fire achievement, period			2 years
First-fire test campaign, period							3 months
Common stock ,par value (in Dollars per share) | $ / shares				$ 0.0001
Over Allotment Option [Member]
Organization and Nature of the Business (Details) [Line Items]
Price per public share (in Dollars per share) | $ / shares		$ 10
RICE ACQUISITION CORP. II [Member]
Organization and Nature of the Business (Details) [Line Items]
Price per public share (in Dollars per share) | $ / shares				10		$ 10
Generating gross proceeds		$ 345,000,000
Incurring offering costs		19,100,000
Deferred underwriting commissions		11,700,000			$ 11,721,500,000
Offering costs allocated		$ 593,000
Price per warrant (in Dollars per share) | $ / shares				$ 1		$ 1
Net proceeds	$ 1,000
Fair market value				80.00%		80.00%
Common stock ,par value (in Dollars per share) | $ / shares						$ 0.0001
Net tangible assets				$ 5,000,001		$ 5,000,001
Interest to pay dissolution expenses				$ 100,000		$ 100,000
Business combination agreement, description				RONI will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware, upon which (a) RONI will change its name to “NET Power Inc.” (the “combined company”), (b) each then issued and outstanding Class A ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class A common stock, par value $0.0001 per share, of RONI (“Class A Common Stock”), (c) each then issued and outstanding Class B ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class B common stock, par value $0.0001 per share, of RONI (“Class B Common Stock”), and (d) each issued and outstanding warrant to purchase one Class A ordinary share in the capital of RONI at a price of $11.50 per share will convert automatically, on a one-for-one basis, into a whole warrant exercisable for one share of Class A Common Stock;		RONI will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware, upon which (a) RONI will change its name to “NET Power Inc.” (the “combined company”), (b) each then issued and outstanding Class A ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class A common stock, par value $0.0001 per share, of RONI (“Class A Common Stock”), (c) each then issued and outstanding Class B ordinary share of a par value $0.0001 each in the capital of RONI will convert automatically, on a one-for-one basis, to a share of Class B common stock, par value $0.0001 per share, of RONI (“Class B Common Stock”), and (d) each issued and outstanding warrant to purchase one Class A ordinary share in the capital of RONI at a price of $11.50 per share will convert automatically, on a one-for-one basis, into a whole warrant exercisable for one share of Class A Common Stock;
Aggregate share (in Shares) | shares				137,192,563		135,698,078
Aggregate amount	$ 26,000			$ 200,000,000		$ 200,000,000
Operating bank account				800,000		1,600,000
Working capital				4,800,000		3,100,000
Cover expenses				25,000		25,000
Sponsor pursuant				$ 126,000		$ 126,000
RICE ACQUISITION CORP. II [Member] | Over Allotment Option [Member]
Organization and Nature of the Business (Details) [Line Items]
Initial public offering units (in Shares) | shares		34,500,000
Price per public share (in Dollars per share) | $ / shares		$ 10
RICE ACQUISITION CORP. II [Member] | IPO [Member]
Organization and Nature of the Business (Details) [Line Items]
Price per public share (in Dollars per share) | $ / shares		$ 10
RICE ACQUISITION CORP. II [Member] | Private Placement Warrant [Member]
Organization and Nature of the Business (Details) [Line Items]
Warrants (in Shares) | shares				10,900,000		10,900,000
Price per warrant (in Dollars per share) | $ / shares				$ 1		$ 1
Generating proceeds				$ 10,900,000		$ 10,900,000
Net proceeds				345,026,000		345,026,000
RICE ACQUISITION CORP. II [Member] | Class A Ordinary Shares [Member]
Organization and Nature of the Business (Details) [Line Items]
Initial public offering units (in Shares) | shares		4,500,000
RONI’s [Member] | RICE ACQUISITION CORP. II [Member]
Organization and Nature of the Business (Details) [Line Items]
Net tangible assets				$ 5,000,001		$ 5,000,001
Business Combination [Member] | RICE ACQUISITION CORP. II [Member]
Organization and Nature of the Business (Details) [Line Items]
Business combination acquires voting securities				50.00%		50.00%